DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) Years loan
EBP, Description of the Plan [Line Items]
Requisite employee age for participation | Years	21
Requisite service period for participation	90 days
Maximum percentage of tip income allowed to be contributed on an after-tax basis	100.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing percentage of vested account balance	50.00%
Maximum number of loans outstanding | loan	2
General loan, minimum borrowing term	6 months
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	15 years
Participant loan, interest rate, amount above prime lending rate	1.00%
Participant Contributions Transferred Late to Plan	$ 177,822
Minimum
EBP, Description of the Plan [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Description of the Plan [Line Items]
Participant loan, interest rate	9.50%
EBP, Employer Contribution, First Matching %
EBP, Description of the Plan [Line Items]
Employer matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP, Employer Contribution, Second Matching %
EBP, Description of the Plan [Line Items]
Employer matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Base Compensation Including Tips
EBP, Description of the Plan [Line Items]
Maximum percentage of compensation allowed to be contributed on a pre-tax basis	50.00%
Eligible Bonuses
EBP, Description of the Plan [Line Items]
Maximum percentage of compensation allowed to be contributed on a pre-tax basis	100.00%